Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2032
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99752
Maximum Aggregate Offering Price	$ 598,512,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 52,070.54
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-291167, which was filed by NiSource Inc. (the "Registrant") on October 30, 2025 (the "Registration Statement"). The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registration fee is calculated in accordance Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all the registration fees for the Registration Statement.